CASH DIVIDEND	12 Months Ended
Dec. 31, 2024
CASH DIVIDEND
CASH DIVIDEND

15.CASH DIVIDEND

On March 3, 2022, the Group approved and declared a cash dividend of US$0.021 per ordinary share on its outstanding shares as of the close of trading on March 24, 2022. Such dividend of RMB416 was fully paid in April 2022.

On November 29, 2023, the Group approved and declared a cash dividend of US$0.093 per ordinary share or US$0.93 per ADS, on its outstanding shares as of the close of trading on January 10, 2024. Such dividend of RMB2,091 was fully paid in the first quarter of 2024.

On July 23, 2024, the Group approved and declared a cash dividend of US$0.063 per ordinary share, or US$0.63 per ADS, on its outstanding shares as of the close of trading on August 14, 2024. Such dividend of RMB1,389 was mostly paid in 2024.

On March 20, 2025, the Group approved and declared a cash dividend of US$0.097 per ordinary share, or US$0.97 per ADS, on its outstanding shares as of the close of trading on April 9, 2025. Such dividend of approximately US$300 is expected to be paid in the second quarter of 2025.